Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Policy and Timing of Equity Awards – 2025 Awards

The A&R 2017 Plan allows the Company to grant performance-based incentive awards and equity-based awards to eligible employees, directors and consultants in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards and other stock unit awards. The Company did not make any option grants in 2025. Most of our equity grants occur on pre-established dates, with annual restricted stock grants to executives generally occurring one business day prior to the public release of fiscal year-end earnings. Annual awards for executives are granted in specified dollar amounts, with the number of shares of restricted stock determined by dividing the dollar amount by the closing market price of our stock on the grant date. We do not otherwise time equity grants in connection with the release of material non-public information and we do not time the release of material non-public information for the purpose of affecting the value of employee or Board compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false